Acquisition of the Judith Ripka Trademarks (Details Textual) (USD $)	9 Months Ended		12 Months Ended		1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2014	Apr. 03, 2014	Apr. 01, 2015	Oct. 01, 2014
Business Acquisition [Line Items]
Payments to Acquire Productive Assets	$ 12,365,000	$ 0
Proceeds from Issuance of Long-term Debt, Total	0	13,000,000	13,000,000	0
Debt Instrument, Maturity Date, Description			(i) the fair market value of the Common Stock on the Maturity Date and (ii) $4.50 subject to certain adjustments; provided, however, that if the fair market value of the Common Stock is less than $4.50 as adjusted, IM Ready will have the option to extend the maturity of the Seller Note to the Subsequent Maturity Date. If the maturity date of the Seller Note is so extended, IM Ready will have the option to convert the Seller Note into Common Shares based on the greater of (i) the fair market value of the Common Stock on the Subsequent Maturity Date and (ii) $4.50, subject to certain adjustments. If the maturity date of the Seller Note is extended, we will also have the option to repay the outstanding principal amount of the Seller Note on the Subsequent Maturity Date in cash or by issuing the number of shares of Common Stock obtained by dividing the principal amount of the Note outstanding on the Subsequent Maturity Date by the fair market value of the Common Stock on the Subsequent Maturity Date. In addition, at any time the Seller Note is outstanding, we have the right to convert the Note, in whole or in part, into the number of shares of Common Stock obtained by dividing the principal amount to be converted by the fair market value of the Common Stock at the time of the conversion, so long as the fair market value of our Common Stock is at least $4.50 .
Assets Acquisition Purchase Price Allocation	24,790,000
Business Acquisition, Transaction Costs	390,000
Chief Design Officer [Member]
Business Acquisition [Line Items]
Payments for Rent, Monthly					1,000
Base Salary					750,000
Non Accountable Expenses					114,000
Annual Cash Bonus Percentage	10.00%
Royalty Revenue, Total	6,000,000
Parent Company [Member]
Business Acquisition [Line Items]
Percentage of Common Stock Issued and Outstanding						4.75%
Judith Ripka Berk [Member]
Business Acquisition [Line Items]
Payments to Acquire Productive Assets						12,000,000
Stock Issued During Period, Shares, Acquisitions						571,429
Maximum Earn-Outs Payable	5,000,000
Proceeds from Issuance of Long-term Debt, Total	9,000,000
Debt Instrument, Maturity Date, Description	5-year term loan
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.001
Judith Ripka Berk [Member] | Scenario, Forecast [Member]
Business Acquisition [Line Items]
Payments to Acquire Productive Assets							1,200,000	1,000,000
Judith Ripka Berk [Member] | Demand Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount						6,000,000
Subsequent Event [Member] | Parent Company [Member]
Business Acquisition [Line Items]
Percentage of Common Stock Issued and Outstanding						4.75%
Subsequent Event [Member] | Judith Ripka Berk [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			571,429
Maximum Earn-Outs Payable			5,000,000
Debt Instrument, Maturity Date, Description			5-year term loan
Annual Cash Bonus Percentage			10.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.001
Subsequent Event [Member] | Judith Ripka Berk [Member] | Demand Notes [Member]
Business Acquisition [Line Items]
Debt Instrument, Face Amount			$ 6,000,000